PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment are summarized below:

	March 31, 2025	December 31, 2024

Lab equipment	$679,995	$662,747
Computers and software	81,433	81,433
Leasehold improvements	19,353	19,353
Vehicles	181,640	148,103
Property and equipment, gross	962,421	911,636
Less: accumulated depreciation and amortization	(580,012)	(536,251)
Total property and equipment, net	$382,409	$375,385

Property and equipment at December 31, 2024 and 2023, are summarized below:

	December 31,
	2024	2023

Lab equipment	$662,747	$647,214
Computers and software	81,433	68,682
Leasehold improvements	19,353	9,941
Vehicles	148,103	105,919
	911,636	831,756
Less: accumulated depreciation and amortization	(536,251)	(373,123)
Total property and equipment, net	$375,385	$458,633